Fair Value Measurements (Details) - Schedule of Company’s Financial Assets that are Measured at Fair Value - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - Money Market Fund	$ 1,062,222	$ 1,048,582
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account - Money Market Fund
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account - Money Market Fund